Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENT [Abstract]
Fair Value of Financial Instruments

		Fair value measurement (in thousands) at reporting date using
Items	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$512,417	$—	$512,417	$—
Short-term investments	404,584	—	404,584	—
Foreign exchange forward contracts	(715)	—	(715)	—

Total	$916,286	$—	$916,286	$—

		Fair value measurement (in thousands) at reporting date using
Items	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$322,052	$—	$322,052	$—
Short-term investments	233,491	—	233,491	—
Foreign exchange forward contracts	3,040	—	3,040	—

Total	$558,583	$—	$558,583	$—

Assets Measured at Fair Value on a Nonrecurring Basis

		Fair value measurements at reporting date using
Items	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Intangible assets, net	$8,460	$—	$—	$8,460	$4,575
Goodwill	27,504	—	—	27,504	83,470

	$35,964	$—	$—	$35,964	$88,045

		Fair value measurements at reporting date using
Items	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Intangible assets, net	$12,335	$—	$—	$12,335	$448
Goodwill	26,502	—	—	26,502	—

	$38,837	$—	$—	$38,837	$448